J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(All Shares Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
(All Shares Classes)
Prospectuses dated November 1, 2009

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
(All Shares Classes)
Prospectus dated November 1, 2009

(each, a series of JPMorgan Trust II)

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
(All Share Classes)
Prospectuses dated April 25, 2009

(each a “Fund” and collectively the “Funds”)

Supplement dated January 11, 2010
to the Prospectuses dated as indicated above, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) was transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM became the investment adviser for the Funds indicated above. Like JPMIM, JPMIA was a wholly owned subsidiary of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM were consolidated to achieve greater operational efficiency and to simplify the organizational structure. All references to JPMIA in the prospectuses are hereby changed to reflect JPMIM as the investment adviser to these Funds. The appointment of JPMIM does not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the investment advisory agreement (other than the identity of the investment adviser). Shareholder approval was not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-JPM-CONSOL-110